Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,367	$ 10,961	$ 10,434	$ 10,949	$ 11,106	$ 11,027	$ 10,411	$ 10,113	$ 9,999	$ 10,071	$ 9,775
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,468	11,052	10,504	11,006	11,148	11,052	10,409	10,115	10,001	10,072	9,775
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,102	10,757	10,291	10,840	11,031	11,005	10,423	10,185	10,118	10,247	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,899	11,422	10,841	11,340	11,468	11,352	10,676	10,359	10,232	10,304	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,848	11,394	10,830	11,334	11,469	11,359	10,689	10,377	10,242	10,305	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,022	10,594	10,177	10,359	10,505	10,427	10,037	9,847	9,847	9,843	9,775
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,106	10,667	10,238	10,410	10,546	10,457	10,056	9,848	9,847	9,844	9,775
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,559	11,032	10,569	10,728	10,849	10,739	10,308	10,077	10,066	10,071	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,542	11,059	10,598	10,771	10,886	10,778	10,349	10,130	10,114	10,086	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,359	11,496	10,785	12,003	11,875	11,627	10,596	10,192	10,061	9,942	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 12,465	11,725	10,971	12,193	12,045	11,775	10,715	10,270	10,138	10,017	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 12,218	11,471	10,807	12,077	12,011	11,810	10,809	10,416	10,342	10,348	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,124	12,185	11,389	12,646	12,477	12,181	11,073	10,590	10,456	10,331	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 13,069	12,293	11,494	12,756	12,602	12,308	11,192	10,708	10,572	10,427	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,185	10,912	10,404	11,226	11,366	11,448	10,475	10,188	10,022	9,961	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,290	11,013	10,494	11,296	11,421	11,495	10,493	10,190	10,023	9,961	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,077	10,873	10,415	11,293	11,469	11,616	10,661	10,415	10,303	10,289	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,885	11,556	10,996	11,818	11,921	11,982	10,923	10,604	10,415	10,350	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,840	11,543	10,988	11,816	11,934	12,000	10,944	10,626	10,434	10,360	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,379	11,013	10,434	11,235	11,254	11,276	10,382	10,024	9,957	9,816	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,479	11,121	10,520	11,301	11,313	11,318	10,405	10,026	9,959	9,817	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,267	10,978	10,440	11,287	11,363	11,439	10,573	10,250	10,238	10,142	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,085	11,660	11,014	11,814	11,811	11,799	10,833	10,425	10,348	10,200	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,047	11,655	11,015	11,820	11,822	11,815	10,852	10,447	10,367	10,210	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,262	10,942	10,379	11,214	11,212	11,158	10,324	10,052	9,981	9,815	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,353	11,033	10,449	11,264	11,245	11,174	10,332	10,054	9,982	9,816	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,143	10,883	10,381	11,252	11,295	11,296	10,490	10,269	10,253	10,141	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,932	11,560	10,934	11,771	11,746	11,657	10,755	10,463	10,372	10,199	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,894	11,548	10,926	11,766	11,745	11,660	10,761	10,461	10,376	10,199	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,072	10,745	10,180	11,031	11,110	11,095	10,247	9,984	9,939	9,871	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,178	10,849	10,263	11,104	11,166	11,134	10,268	9,986	9,940	9,872	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,963	10,711	10,187	11,090	11,213	11,251	10,433	10,207	10,209	10,197	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,749	11,384	10,745	11,609	11,657	11,618	10,691	10,393	10,329	10,257	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,714	11,366	10,731	11,599	11,652	11,618	10,694	10,400	10,333	10,257	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,345	10,969	10,413	11,256	11,275	11,266	10,366	10,036	9,934	9,892	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,460	11,071	10,494	11,338	11,340	11,314	10,385	10,038	9,935	9,892	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,239	10,927	10,424	11,320	11,385	11,431	10,551	10,252	10,205	10,218	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,037	11,605	10,996	11,852	11,838	11,794	10,822	10,438	10,324	10,278	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,003	11,599	10,983	11,844	11,834	11,795	10,826	10,445	10,328	10,278	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,140	10,754	10,253	10,973	11,006	11,100	10,268	9,946	9,934	9,806	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,250	10,874	10,351	11,062	11,079	11,157	10,304	9,948	9,935	9,806	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,040	10,738	10,279	11,062	11,140	11,287	10,476	10,177	10,211	10,138	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,854	11,413	10,850	11,576	11,576	11,641	10,737	10,353	10,323	10,189	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,803	11,397	10,839	11,582	11,577	11,657	10,747	10,366	10,343	10,190	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,197	10,792	10,245	11,126	11,220	11,175	10,316	9,946	9,934	9,842	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,305	10,894	10,335	11,207	11,275	11,222	10,335	9,948	9,936	9,843	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,102	10,758	10,259	11,197	11,336	11,335	10,504	10,161	10,215	10,177	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,895	11,425	10,826	11,723	11,778	11,708	10,769	10,343	10,333	10,227	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,865	11,418	10,812	11,723	11,782	11,705	10,779	10,356	10,343	10,237	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,958	10,628	10,102	10,899	10,996	10,956	10,191	9,889	9,934	9,818	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,090	10,727	10,190	10,978	11,050	11,002	10,219	9,891	9,935	9,819	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,880	10,592	10,116	10,955	11,106	11,119	10,384	10,103	10,205	10,143	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,668	11,244	10,656	11,464	11,533	11,469	10,629	10,275	10,324	10,201	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,633	11,244	10,671	11,484	11,558	11,487	10,659	10,307	10,343	10,212	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,896	10,564	9,998	10,850	11,002	11,067	10,305	9,999	10,034	9,886	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,008	10,661	10,085	10,928	11,055	11,113	10,323	10,001	10,035	9,886	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,807	10,535	10,020	10,924	11,120	11,238	10,496	10,222	10,314	10,220	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,594	11,180	10,550	11,426	11,541	11,586	10,748	10,390	10,428	10,272	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,555	11,184	10,570	11,441	11,562	11,612	10,776	10,430	10,446	10,282	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,464	11,019	10,456	11,272	11,314	11,363	10,402	10,089	9,929	9,854	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,555	11,125	10,540	11,335	11,360	11,392	10,412	10,091	9,930	9,855	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,331	10,975	10,455	11,325	11,412	11,507	10,586	10,303	10,198	10,179	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,149	11,653	11,028	11,853	11,863	11,881	10,847	10,482	10,318	10,239	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,121	11,657	11,034	11,853	11,878	11,900	10,867	10,514	10,337	10,248	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,324	10,922	10,329	11,183	11,231	11,224	10,327	10,008	9,970	9,842	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,428	11,026	10,412	11,256	11,278	11,263	10,338	10,010	9,971	9,842	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,223	10,885	10,343	11,242	11,336	11,383	10,504	10,231	10,241	10,167	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,033	11,460	10,807	11,665	11,782	11,751	10,772	10,417	10,362	10,226	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,000	11,557	10,903	11,774	11,785	11,759	10,782	10,430	10,380	10,236	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,832	10,494	9,921	10,765	10,898	10,854	10,188	9,908	9,906	9,825	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 10,932	10,580	9,986	10,821	10,939	10,877	10,194	9,910	9,907	9,826	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,735	10,453	9,925	10,819	10,996	10,995	10,374	10,134	10,187	10,162	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,513	11,082	10,447	11,305	11,408	11,329	10,603	10,295	10,285	10,209	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,467	11,089	10,456	11,319	11,431	11,356	10,643	10,336	10,323	10,219	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,257	10,924	10,369	11,201	11,354	11,269	10,321	9,971	9,888	9,767	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,358	11,018	10,441	11,263	11,390	11,298	10,331	9,973	9,889	9,768	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,134	10,865	10,362	11,246	11,443	11,405	10,488	10,187	10,150	10,083	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,946	11,546	10,930	11,769	11,895	11,783	10,763	10,370	10,276	10,149	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,903	11,534	10,922	11,777	11,898	11,790	10,773	10,391	10,285	10,150	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,117	10,753	10,260	11,073	11,252	11,210	10,326	10,017	9,896	9,885	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,231	10,853	10,331	11,134	11,297	11,247	10,336	10,019	9,897	9,886	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,022	10,718	10,264	11,123	11,355	11,367	10,503	10,241	10,166	10,212	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,834	11,398	10,834	11,656	11,808	11,738	10,772	10,428	10,285	10,272	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,779	11,375	10,827	11,655	11,814	11,741	10,788	10,448	10,302	10,281	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,404	11,014	10,494	11,352	11,455	11,454	10,547	10,231	10,006	9,954	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,510	11,118	10,576	11,435	11,521	11,502	10,575	10,234	10,007	9,955	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,289	10,974	10,504	11,417	11,574	11,618	10,742	10,457	10,277	10,282	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,116	11,666	11,083	11,954	12,028	11,991	11,011	10,642	10,399	10,344	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,082	11,662	11,083	11,959	12,038	12,006	11,028	10,662	10,416	10,353	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,228	10,886	10,388	11,203	11,257	11,265	10,393	10,085	9,957	9,869	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,338	10,989	10,460	11,264	11,302	11,293	10,403	10,087	9,959	9,870	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,114	10,836	10,379	11,257	11,347	11,419	10,568	10,310	10,228	10,195	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,913	11,503	10,946	11,771	11,785	11,771	10,829	10,489	10,348	10,255	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,895	11,516	10,951	11,791	11,808	11,797	10,848	10,509	10,366	10,264	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,062	10,691	10,133	11,029	11,091	11,056	10,320	10,021	9,990	9,831	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,158	10,792	10,213	11,100	11,146	11,094	10,340	10,023	9,991	9,832	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,952	10,656	10,148	11,090	11,197	11,206	10,509	10,247	10,262	10,156	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,752	11,324	10,703	11,627	11,647	11,577	10,788	10,443	10,393	10,215	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,719	11,310	10,694	11,622	11,646	11,581	10,795	10,454	10,400	10,225	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,428	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Year Index
Account Value	$ 12,364	12,021	11,490	11,843	11,978	11,815	10,975	10,542	10,360	10,358	10,000
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Year Index
Account Value	$ 12,364	12,021	11,490	11,843	11,978	11,815	10,975	10,542	10,360	10,358	10,000
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Year Index
Account Value	$ 12,364	12,021	11,490	11,843	11,978	11,815	10,975	10,542	10,360	10,358	10,000
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Year Index
Account Value	$ 12,364	12,021	11,490	11,843	11,978	11,815	10,975	10,542	10,360	10,358	10,000
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Year Index
Account Value	$ 12,364	12,021	11,490	11,843	11,978	11,815	10,975	10,542	10,360	10,358	10,000
Bloomberg Municipal Short 1-5 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Short 1-5 Years Index
Account Value	$ 11,550	11,179	10,788	10,954	11,095	10,919	10,519	10,263	10,206	10,171	10,000
Bloomberg Municipal Short 1-5 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Short 1-5 Years Index
Account Value	$ 11,550	11,179	10,788	10,954	11,095	10,919	10,519	10,263	10,206	10,171	10,000
Bloomberg Municipal Short 1-5 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Short 1-5 Years Index
Account Value	$ 11,550	11,179	10,788	10,954	11,095	10,919	10,519	10,263	10,206	10,171	10,000
Bloomberg Municipal Short 1-5 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Short 1-5 Years Index
Account Value	$ 11,550	$ 11,179	$ 10,788	$ 10,954	$ 11,095	$ 10,919	$ 10,519	$ 10,263	$ 10,206	$ 10,171	$ 10,000